Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Crypto Co
Entity Central Index Key	0001688126
Document Type	8-K/A
Document Period End Date	Dec. 31, 2020
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this "Amendment") is being filed by The Crypto Company, Inc. (the "Company") for the purpose of amending and supplementing Item 9.01 of that certain Current Report on Form 8-K originally filed by the Company with the Securities and Exchange Commission ("SEC") on April 12, 2021 (the "Original Form 8-K") in connection with the Company's acquisition of Blockchain Training Alliance, Inc. ("BTA"). As indicated in the Original Form 8-K, this Form 8-K/A is being filed to provide the information required by Item 9.01 of Form 8-K, which was not previously filed with the Original Form 8-K as permitted by the rules of the SEC.
Entity Emerging Growth Company	false